ACCOUNTING RULES AND METHODS (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Rules And Methods [Abstract]
Summary of Details of the Company's Subsidiary

	Date of Incorporation	Percent of Ownership Interest	Accounting Method
ERYTECH Pharma, Inc.	April 2014	100%	Consolidated

Summary of Accounting Policy for Exchange Rates

Exchange rate (USD per EUR)	06/30/2022	12/31/2022	06/30/2023
Weighted average rate	1.0940	1.0539	1.0811
Closing rate	1.0387	1.0666	1.0866

Summary of Geographical Segment Information	Information per geographical segment

Income from external customers (amounts in thousands of euros)	06/30/2022	06/30/2023
	(6 months)	(6 months)
France	0	0
United States	54	7
Total	54	7